Other Liabilities - Reconciliation of Change in Insurance-Related Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of types of insurance contracts [abstract]
Insurance-related liabilities, beginning of year	$ 12,441	$ 11,581
Increase (decrease) in life insurance policy benefit liabilities from:
New business	765	476
In-force policies	(306)	182
Changes in actuarial assumptions and methodology	(72)	(58)
Foreign currency	(2)
Net increase in life insurance policy benefit liabilities	385	600
Change in other insurance-related liabilities	19	260
Insurance-related liabilities, end of year	$ 12,845	$ 12,441